Related Party Transactions (Details)					3 Months Ended	5 Months Ended
	Nov. 06, 2025 USD ($)	Nov. 03, 2025 USD ($) $ / shares shares	Oct. 31, 2025 USD ($)	Jul. 24, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares
Related Party Transactions [Line Items]
Administrative fees					$ 0	$ 60,000
Percentage of holding shares after initial public offering				25.00%
Provided indirect interest amount					$ 250	250
Accrued amount						60,000
Borrowed amount		$ 98,194
Working capital loans						$ 1,500,000
Percentage of Market Adjustment					45.00%	45.00%
Repayments of Related Party Debt						$ 98,194
Working capital loans
Sponsor [Member]
Related Party Transactions [Line Items]
Repayments of Related Party Debt	$ 29,570
Working capital loans					$ 1,500,000
Director [Member]
Related Party Transactions [Line Items]
Number of additional shares purchased | shares					66,666	66,666
Business Combination [Member]
Related Party Transactions [Line Items]
Business combination entity price | $ / shares					$ 10	$ 10
Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Administrative fees			$ 30,000		$ 90,000	$ 60,000
Class A Share Price [Member]
Related Party Transactions [Line Items]
Valuation adjustment assumed					9.82	9.82
Volatility [Member]
Related Party Transactions [Line Items]
Valuation adjustment assumed					0.06	6
Discount Rate [Member]
Related Party Transactions [Line Items]
Valuation adjustment assumed					0.13	13
Promissory Note [Member]
Related Party Transactions [Line Items]
Cover expenses				$ 100,000
Outstanding borrowings		$ 29,570
KingsRock Viking Acquisition LLC [Member]
Related Party Transactions [Line Items]
Indirect interest in founder shares | shares					66,666	66,666
Administrative fees			$ 30,000
Provided indirect interest amount					$ 187	$ 187
Founder Shares [Member]
Related Party Transactions [Line Items]
Indirect interest in founder shares | shares					50,000	50,000
Founder shares not subject to forfeiture | shares		1,000,000		1,000,000
Fair value of founder shares purchased | shares					200,000	200,000
Fair value of founder shares price per share | $ / shares					$ 3.84	$ 3.84
Share-based compensation					$ 1,023,997
Founder Shares [Member] | Director [Member]
Related Party Transactions [Line Items]
Fair value of founder shares purchased | shares					1,023,997	1,023,997
Fair value of founder shares price per share | $ / shares					$ 3.84	$ 3.84
Private Placement [Member]
Related Party Transactions [Line Items]
Purchased value provided indirect interest amount					$ 50,000	$ 50,000
Fair value of founder shares price per share | $ / shares		$ 10
Private Placement [Member] | KingsRock Viking Acquisition LLC [Member]
Related Party Transactions [Line Items]
Indirect interest in founder shares | shares					5,000	5,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Fair value of founder shares price per share | $ / shares		$ 10
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Founder shares not subject to forfeiture | shares				1,000,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Par value per share | $ / shares					$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Par value per share | $ / shares				$ 0.00326
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Par value per share | $ / shares				$ 0.0001
Issuance of common stock for exchange				$ 25,000
Issuance of Class B ordinary shares to Sponsor (shares) | shares				7,666,667